Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment

11. Property, plant and equipment

Property, plant and equipment as at December 31, 2019 is as follows:

	Furniture and	Computer	Facility and	Production
	fixtures	equipment	related	equipment	Land	Total
	$	$	$	$	$	$
Cost
Balance, December 31, 2017	123,218	—	7,068,820	—	1,100,000	8,292,038
Additions	209,795	220,150	3,350,156	252,731	—	4,032,832
Balance, December 31, 2018	333,013	220,150	10,418,976	252,731	1,100,000	12,324,870
Additions	126,425	73,183	142,824	191,686	—	534,118
Impairment	(86,730)	—	(101,683)	(26,643)	—	(215,056)
Balance, December 31, 2019	372,708	293,333	10,460,117	417,774	1,100,000	12,643,932
Accumulated depreciation
Balance, December 31, 2017	—	—	—	—	—	—
Depreciation	76,179	66,045	—	40,970	—	183,194
Balance, December 31, 2018	76,179	66,045	—	40,970	—	183,194
Depreciation	100,652	68,186	439,903	87,084	—	695,825
Impairment	(27,754)	—	(5,084)	(6,394)	—	(39,232)
Balance, December 31, 2019	149,077	134,231	434,819	121,660	—	839,787
Carrying value
Balance, December 31, 2018	256,834	154,105	10,418,976	211,761	1,100,000	12,141,676
Balance, December 31, 2019	223,631	159,102	10,025,298	296,114	1,100,000	11,804,145

During the year ended December 31, 2019 the Company capitalized $131,955 (2018 - nil) of depreciation to the production of biological assets and inventory.

During the year, the Company completed a review of the recoverable amount of items of property, plant and equipment for which indicators of impairment were present. The review led to the recognition of an impairment loss of $175,824 which has been recognized in the statement of loss and comprehensive loss.